Segments (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Operating Profit (Loss) From Segments To Consolidated
The following table presents segment adjusted EBITDA reconciled to income before income taxes:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Segment adjusted EBITDA
U.S.	$17,149	$7,439	$27,147	$21,151
International	2,738	(497)	3,810	37
Depreciation and amortization	(7,479)	(7,248)	(14,663)	(14,513)
Interest (expense) income	(1,681)	(2,834)	1,195	(5,215)
Equity compensation	(5,853)	(255)	16,559	6,771
COVID-19 benefits, net	—	1,101	—	1,101
Succession and transition charges	(187)	(3,801)	(344)	(4,574)
Foreign currency impact	12	46	64	(40)
Acquisition and integration costs	(1,833)	—	(5,029)	—
Inventory step-up costs	(2,106)	—	(2,106)
Equity loss in unconsolidated investments	(432)	—	(901)	—
Change in fair value of contingent consideration	(641)	—	(641)	—
Impairments related to variable interest entity	(7,043)	—	(7,043)	—
Other non-recurring costs	(1,710)	(41)	(2,659)	(283)

(Loss) income before income taxes	$(9,066)	$(6,090)	$15,389	$4,435

Bio Ventus LLC
Schedule Of Reconciliation Of Operating Profit (Loss) From Segments To Consolidated	The following table presents segment adjusted EBITDA reconciled to income from continuing operations before income taxes for the years ended December 31 as follows:

	2020	2019	2018
Segment adjusted EBITDA from continuing operations
U.S.	$69,252	$71,673	$67,480
International	3,191	7,515	4,691
Depreciation and amortization	(28,643)	(30,316)	(29,238)
Interest expense	(9,751)	(21,579)	(19,171)
Equity compensation	(10,103)	(10,844)	(14,325)
COVID-19 benefits, net	4,123	—	—
Succession and transition charges	(5,609)	—	—
Restructuring costs	(563)	(575)	(1,373)
Foreign currency impact	117	(8)	(234)
Equity loss in unconsolidated investments	(467)	—	—
Other non-recurring costs	(5,633)	(6,177)	(1,723)

Income from continuing operations before income taxes	$15,914	$9,689	$6,107